PROPERTY, PLANTS AND EQUIPMENT, NET (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Cost:
Property, Plant and Equipment, Gross	$ 40,584	$ 50,856
Accumulated depreciation:
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	21,176	29,397
Total	19,408	21,459
Computers and Equipment [Member]
Cost:
Property, Plant and Equipment, Gross	21,219	31,771
Accumulated depreciation:
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	13,230	21,807
Motor Vehicles [Member]
Cost:
Property, Plant and Equipment, Gross	386	641
Accumulated depreciation:
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	182	352
Building [Member]
Cost:
Property, Plant and Equipment, Gross	3,281	3,051
Accumulated depreciation:
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	1,904	1,683
Leasehold Improvements [Member]
Cost:
Property, Plant and Equipment, Gross	15,698	15,393
Accumulated depreciation:
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	$ 5,860	$ 5,555